Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (5,322)	$ (7,544)	$ (9,761)	$ (15,527)	$ (30,348)	$ (40,207)
Other comprehensive loss:
Foreign currency translation adjustments	932	(14,256)	(3,111)	332	4,153	10,351
Comprehensive loss	$ (4,390)	$ (21,800)	$ (12,872)	$ (15,195)	$ (26,195)	$ (29,856)